Business Operations - Revenues and Percentage of Consolidated Revenue (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Revenue of significant customer	$ 170,087	$ 197,429	$ 215,072
Hyundai Merchant Marine Co. Ltd. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of significant customer			22,500
Statoil ASA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of significant customer	33,700	27,300	23,700
ConocoPhillips [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of significant customer	$ 18,100	$ 31,800	$ 33,100